DEBT SECURITIES IN ISSUE - Parent (Details) £ in Millions, € in Billions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 272,315		£ 225,608
Debt securities in issue	37,569		35,778
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	11,518		13,524
– Euro €30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30		€ 30
Debt securities in issue	4,092		5,619
– US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	6,730		6,130
Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Debt securities in issue	1,916		1,911
Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	1,916		1,911
Santander UK Group Holdings plc | – Euro €30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30		€ 30
Debt securities in issue	1,114		1,123
Santander UK Group Holdings plc | – US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	£ 802		£ 788